Intangible assets, net (Details) - Schedule of Intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets	$ 8,174	$ 478
Less: Accumulated amortization	(49)	(460)
Intangible assets, net	$ 8,125	18
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	8 years
Total Intangible assets	$ 4,234
Tradename [Member}
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years
Total Intangible assets	$ 3,500
Non-compete agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	2 years
Total Intangible assets	$ 440
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years
Total Intangible assets		$ 478